CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net of provision for credit losses of $385000 and $344000	$ 385	$ 344				$ 4	$ 41
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (in shares)	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000
Common stock, shares issued (in shares)	3,795,199	3,478,776	2,991,792	2,988,916	2,902,200	2,900,000
Common stock, shares outstanding (in shares)	3,795,199	3,478,776	2,991,792	2,988,916	2,902,200	2,900,000
Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (in shares)	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Common stock, shares issued (in shares)	10,868,000	10,868,000	11,278,000	11,278,000	11,278,000	11,278,000
Common stock, shares outstanding (in shares)	10,868,000	10,868,000	11,278,000	11,278,000	11,278,000	11,278,000